SCHEDULE OF TRANSACTIONS BETWEEN RELATED PARTIES (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
IfrsStatementLineItems [Line Items]
Total transactions with related parties	$ 138,772	$ 249,420	$ 502,247
Consulting Fees To A Company Owned By an Officer and Director [Member]
IfrsStatementLineItems [Line Items]
Total transactions with related parties	60,000	60,000	59,141
Consulting Fees To A Company Controlled By Officers and Directors [Member]
IfrsStatementLineItems [Line Items]
Total transactions with related parties	45,000	60,000	60,070
Consulting Fees Paid or Accrued To A Company Controlled By Vp of Finance [Member]
IfrsStatementLineItems [Line Items]
Total transactions with related parties		7,120	24,036
Mineral Exploration and General Administrative Expenses To A Company Controlled By Officers and Directors [Member]
IfrsStatementLineItems [Line Items]
Total transactions with related parties	5,400	99,984	42,760
Legal Fees Paid To A Company Controlled By A Director [Member]
IfrsStatementLineItems [Line Items]
Total transactions with related parties	28,372	22,316	37,036
Rent Fees Accrued To A Company Controlled By Officers and Directors [Member]
IfrsStatementLineItems [Line Items]
Total transactions with related parties			9,034
Stock Based Compensation For Options To Acquire By Officers and Directors [Member]
IfrsStatementLineItems [Line Items]
Total transactions with related parties			$ 270,170